PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
8.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31
	2013	2014
Equipment and office furniture	11,436	11,282
Property under capital lease	1,639	1,633
Leasehold improvements	3,438	3,454
Mask and tooling	761	1,892
Motor vehicles	1,511	1,616
Purchased software	3,457	3,461
Construction in progress	21,427	48,862
	43,669	72,200
Less: accumulated depreciation	(15,932)	(16,453)
impairment loss	(1,613)	(1,607)
	26,124	54,140

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were $2,108, $1,268 and $1,066, respectively.

For the years ended December 31, 2012, 2013 and 2014, total interest capitalized was $55, $347 and $528, respectively.

The Group entered into a lease agreement and prepaid $1,639 for use of a property in 2013. The lease has an initial term of 20 years and may be extended for a 15-year period if the Group pays the incidental property management fees. After this 15-year period, the Group may continue to use this property indefinitely subject to the Group paying the incidental property management fees. The Group recorded the $1,639 as “Property under capital lease” and amortization expenses were nil, $12 and $46 for the years ended December 31, 2012, 2013, and 2014, respectively. The property is being amortized over the estimated useful life of the property which was determined to be 35 years. No future minimum lease payments are payable by the Group as the rental payments have been fully prepaid.

The amount of construction in progress to secure the long-term bank loan of Vimicro Tianjin by means of collateral was $19,640 and $21,046 as of December 31, 2013 and 2014, respectively.